Government Fees and Other Taxes - Schedule of Government Fees and Other Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Government Fees and Other Taxes [Abstract]
Government fees	$ 97	$ 74
Mineral right royalty	7,404	12,761
Other taxes	4,834	3,174
Total government fees and other taxes	$ 12,335	$ 16,009